CONCENTRATION OF RISKS (Concentration of Credit Risk) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Shanghai Volkswagen Automobile Selling Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Shanghai Volkswagen Automobile Selling Co., Ltd. [Member] CNY	Dec. 31, 2011 Shanghai Volkswagen Automobile Selling Co., Ltd. [Member] CNY	Dec. 31, 2012 FAW Mazda Automobile Sales Co., Ltd. [Member] USD ($)	Dec. 31, 2012 FAW Mazda Automobile Sales Co., Ltd. [Member] CNY	Dec. 31, 2011 FAW Mazda Automobile Sales Co., Ltd. [Member] CNY	Dec. 31, 2012 FAW VW Automobile Sales Co., Ltd. [Member] USD ($)	Dec. 31, 2012 FAW VW Automobile Sales Co., Ltd. [Member] CNY	Dec. 31, 2011 FAW VW Automobile Sales Co., Ltd. [Member] CNY	Dec. 31, 2012 Chang An Ford Mazda Automobile Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Chang An Ford Mazda Automobile Co., Ltd. [Member] CNY	Dec. 31, 2011 Chang An Ford Mazda Automobile Co., Ltd. [Member] CNY	Dec. 31, 2012 FAW Toyota Automobile Sales Co., Ltd. [Member] USD ($)	Dec. 31, 2012 FAW Toyota Automobile Sales Co., Ltd. [Member] CNY	Dec. 31, 2011 FAW Toyota Automobile Sales Co., Ltd. [Member] CNY	Dec. 31, 2012 GAC Honda Automobile Co., Ltd. [Member] USD ($)	Dec. 31, 2012 GAC Honda Automobile Co., Ltd. [Member] CNY	Dec. 31, 2011 GAC Honda Automobile Co., Ltd. [Member] CNY
Concentration Risk [Line Items]
Advances to major suppliers	$ 50,494	314,587	209,961	$ 13,247	82,532	42,088	$ 4,065	25,327	13,845	$ 27,383	170,601	123,837	$ 1,146	7,137	703	$ 3,877	24,154	21,692	$ 776	4,836	7,796
Advances to suppliers	$ 50,732	316,067	219,936
Percentage of advances to top six suppliers to total advances	99.50%	99.50%	95.50%